Financial Instruments (Details) - Schedule of Financial Liabilities that were Measured at Fair Value - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Fair value of warrants	$ 3,300	$ 4,555
Level 1 [Member]
Disclosure of financial liabilities [line items]
Fair value of warrants	158	396
Level 3 [Member]
Disclosure of financial liabilities [line items]
Fair value of warrants	$ 3,142	$ 4,159